Commitments and Contingencies - Legal Proceedings (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Amount accrued related to legal proceedings	$ 0	$ 0	$ 0